As filed with the Securities and Exchange Commission on August 13, 2007

Registration No. 333-142996

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[ X]
(Check appropriate box or boxes)

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Blvd., Suite 500

Northbrook, Illinois 60062

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois 60062

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Frontegra Funds, Inc. (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant’s Registration Statement on Form N-14 (File No. 333-142996), filed with the Securities and Exchange Commission on May 16, 2007.  The purpose of this Post-Effective Amendment No. 1 is to file (i) Articles of Amendment dated July 31, 2007, (ii) the Opinion of Godfrey & Kahn, S.C. regarding the validity of the shares to be issued by the Registrant and (iii) the Opinions and Consents of Godfrey & Kahn, S.C. regarding certain tax matters, as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article VI of Registrant’s By Laws provides as follows:

“ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 16.

Exhibits

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(1)(a)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A

(1)(b)	Articles Supplementary to the Registrant’s Articles of Incorporation dated January 26, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12

(1)(c)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 30, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(1)(d)	Articles Supplementary to the Registrant’s Articles of Incorporation dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(1)(e)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(1)(f)	Articles of Amendment dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(1)(g)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20

(1)(h)	Articles Supplementary to the Registrant’s Articles of Incorporation dated November 20, 2006	Filed May 16, 2007 on Form N-14

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(1)(i)	Articles of Amendment to the Registrant’s Articles of Incorporation dated July 31, 2007		X

(2)	Registrant’s By Laws	Filed July 1, 1996, Form N-1A

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization	Filed on May 16, 2007 on Form N-14 (as Appendix A to Part A)

(5)(a)	Article V, VI and VII of Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A

(5)(b)	Article II of Registrant’s Bylaws	Filed July 1, 1996, Form N-1A

(6)(a)	Investment Advisory Agreement dated October 30, 1996	Filed October 11, 1996, Post-Effective Amendment No. 1

(6)(b)	Exhibit A dated as of June 10, 2004 to the Investment Advisory Agreement	Filed June 25, 2004, Post-Effective Amendment No. 20

(6)(c)	Exhibit B dated as of October 30, 1996 to the Investment Advisory Agreement	Filed October 11, 1996, Post-Effective Amendment No. 1

(6)(d)	Exhibit C dated as of October 28, 2003 to the Investment Advisory Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18

(6)(e)	Exhibit D dated as of August 19, 2002 to the Investment Advisory Agreement	Filed August 29, 2002, Post-Effective Amendment No. 15

(6)(f)	Exhibit E dated as of January 31, 2001 to the Investment Advisory Agreement	Filed January 31, 2001, Post-Effective Amendment No. 12

(6)(g)	Exhibit F dated as of August 22, 2005 to the Investment Advisory Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(6)(h)	Amended and Restated Subadvisory Agreement between Frontegra and Reams dated August 2, 1999, as amended May 8, 2000 and May 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(6)(i)	Amendment to Subadvisory Agreement between Frontegra and Reams	Filed October 27, 2004, Post-Effective Amendment No. 21

(6)(j)	Subadvisory Agreement between Frontegra and IronBridge dated as of August 30, 2002, as amended	Filed June 25, 2004, Post-Effective Amendment No. 20

(6)(k)	Subadvisory Agreement between Frontegra and New Star dated October 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(6)(l)	Form of Amendment to Subadvisory Agreement between Frontegra and New Star	Filed October 28, 2005, Post-Effective Amendment No. 24

(6)(m)	Subadvisory Agreement between Frontegra and Netols dated August 31, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(6)(n)	Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.	Filed August 26, 2005, Post-Effective Amendment No. 23

(6)(o)	Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.	Filed October 27, 2006, Post-Effective Amendment No. 25

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(6)(p)	Form of Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.	Filed May 16, 2007 on Form N-14

(7)	Not applicable

(8)	Not applicable

(9)	Form of Custody Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18

(10)	Not applicable

(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of the shares to be issued by the Registrant.		X

(12)	Opinions and Consents of Godfrey & Kahn, S.C. regarding certain tax matters.		X

(13)(a)	Transfer Agent Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(13)(b)	Fund Administration Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(13)(c)	Fund Accounting Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(13)(d)	Exhibit A to Transfer Agent Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(13)(e)	Exhibit A to Fund Accounting Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(13)(f)	Exhibit A to Fund Administration Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(13)(g)	Amendment to Fund Administration Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(13)(h)	Amendment to Fund Accounting Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(13)(i)	Amendment to Transfer Agent Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(13)(j)	Amendment to Transfer Agent Servicing Agreement dated May 20, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(13)(k)	Amendment to Transfer Agent Servicing Agreement dated July 24, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(14)(a)	Consent of Ernst & Young LLP	Filed May 16, 2007 on Form N-14

(14)(b)	Consent of Deloitte & Touche LLP	Filed May 16, 2007 on Form N-14

(15)	Not Applicable

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(16)	Powers of Attorney	Incorporated by reference to the signature page of this Registration Statement

(17)(a)	Form of Proxy	Filed May 16, 2007 on Form N-14

(17)(b)	Registrant’s combined prospectus dated October 31, 2006	Filed October 27, 2006, Post-Effective Amendment No. 25

(17)(c)	Registrant’s combined statement of additional information dated October 31, 2006	Filed October 27, 2006, Post-Effective Amendment No. 25

(17)(d)	Registrant’s supplement to the October 31, 2006 statement of additional information	Filed November 28, 2006 pursuant to Rule 497(e)

(17)(e)	CFI’s combined statement of additional information of CFI dated January 26, 2007	Filed January 26, 2007, Post-Effective Amendment No. 4

(17)(f)	Registrant’s Annual Report to shareholders for the fiscal year ended June 30, 2006	Filed September 6, 2006 on Form N-CSR

(17)(g)	CFI’s Annual Report to shareholders for the fiscal year ended September 30, 2006	Filed December 8, 2006 on Form N-CSR

(17)(h)	Registrant’s Semi-Annual Report to shareholders for the six months ended December 31, 2006	Filed March 8, 2007 on Form N-CSR

(17)(i)	CFI’s Semi-Annual Report to shareholders for the six months ended March 31, 2007	Filed June 6, 2007 on Form N-CSR

Item 17.

Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Northbrook and State of Illinois on the 8th day of August, 2007.

FRONTEGRA FUNDS, INC. (Registrant)

By:  /s/ William D. Forsyth III

William D. Forsyth III

Co-President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date
/s/ William D. Forsyth	Co-President, Treasurer and a Director	August 8, 2007
William D. Forsyth III	(principal executive officer and principal financial and accounting officer)

/s/ David L. Heald*	Director	August 8, 2007
David L. Heald

/s/ James M. Snyder*	Director	August 8, 2007
James M. Snyder

*By: /s/ William D. Forsyth III William D. Forsyth III Co-President Attorney-in-fact pursuant to Power of Attorney filed with the Registrant’s Registration Statement on Form N-14 filed May 16, 2007.